Summary of Significant Accounting Policies - Derivative Financial Instruments - Narrative (Details) $ in Thousands	Mar. 31, 2023 agreement	Dec. 31, 2022 agreement	Sep. 28, 2020 USD ($) item
Derivative [Line Items]
Number of interest rate swap agreements | agreement	4	5
Interest Rate Swap [Member]
Derivative [Line Items]
Number of derivatives terminated | item			4
Payments to terminate derivative			$ 853
Interest Rate Swap Terminated [Member]
Derivative [Line Items]
Notional amount			$ 400,000